Leases - Schedule of Future Payments Due Under Leases Reconciled to Lease Liabilities (Details) - USD ($)	Mar. 31, 2026	Jun. 30, 2025
Schedule of Future Payments Due Under Leases Reconciled to Lease Liabilities [Abstract]
2025	$ 140,602	$ 64,294
2026	122,010	133,910
2027		140,602
2028		122,010
Total undiscounted lease payments	363,321	460,816
Present value discount, less interest	(50,106)	(80,760)
Lease Liabilities	$ 313,215	$ 380,056